COMMITMENTS AND CONTINGENCIES (Detail Textuals) - License agreement - Analog Biosciences Inc	12 Months Ended
Aug. 31, 2017
Loss Contingencies [Line Items]
Percentage of cash consideration	25.00%
Percentage of earned royalties	1.00%